INVENTORY (Details) - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 21,134,725	$ 13,733,385
Work in process	6,737,094	3,136,590
Finished goods	300,665
[custom:FinishedGoodsDeliveredToDealerForDistribution-0]	9,662,400	937,322
Finished goods delivered to dealer for distribution	9,662,400	937,322
Less: write-down to net realizable value		(1,000,284)
Total Inventory	$ 37,834,884	$ 16,807,013